Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of income before income taxes

	Year Ended December 31,
	2020	2021	2022

	(In US$ thousands, except percentage)
Loss from non-China operations	$(57,031)	$(232,830)	$(422,860)
Income from China operations	432,944	783,548	550,946
Total income before income tax expenses	$375,913	$550,718	$128,086
Income tax expense (benefits) applicable to non-China operations	$2,852	$1,355	$(14,176)
Income tax expense applicable to China operations	58,464	137,486	44,453
Total income tax expenses	$61,316	$138,841	$30,277
Effective tax rate for China operations	13.5%	17.5%	8.1%
Effective tax rate for the Group	16.3%	25.2%	23.6%

Schedule of current and deferred portion of income tax expenses

	Year Ended December 31,
	2020	2021	2022

	(In US$ thousands)
Current income tax expenses	$77,043	$151,319	$55,098
Deferred tax benefits	(15,727)	(12,478)	(24,821)
Income tax expenses	$61,316	$138,841	$30,277

Schedule of reconciliation between the statutory EIT rate and the effective tax rate for China operations

	Year Ended December 31,
	2020	2021	2022
PRC Statutory EIT rate(1)	25.0%	25.0%	25.0%
Effect on tax holiday and preferential tax treatment	(24.1)%	(13.1)%	(29.7)%
Research and development super-deduction	(3.5)%	(7.5)%	(21.1)%
Non-deductible expenses and non-taxable income and others (2)	(0.6)%	9.2%	(30.1)%
Change in valuation allowance	14.9%	0.7%	8.2%
Tax rate difference from statutory rate in other jurisdictions	4.6%	10.9%	71.3%
Effective tax rate for the Group	16.3%	25.2%	23.6%
(1)	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.
(2)	Included the impact of uncertain tax positions recognized in 2021 and the reversal of uncertain tax positions in 2022.

Schedule of significant components of deferred tax assets and liabilities for China operations

	As of December 31,
	2021	2022

	(In US$ thousands)
Deferred tax assets:
Net operating loss carry forwards	$7,875	$18,289
Valuation allowance	(7,875)	(18,289)
Investment-related impairment	51,226	52,363
Depreciation, accounts receivable, accrued and other liabilities	75,527	73,557
Valuation allowance	(86,216)	(85,931)
Net deferred tax assets	$40,537	$39,989

Deferred tax liabilities:
Acquired intangible assets	$36,471	$27,435
Depreciation	1,662	1,731
Unrealized investment-related gain	28,454	12,414
Others	316	114
Total deferred tax liabilities	$66,903	$41,694